Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 67,716	$ 60,822
Accounts receivable, prepaid expenses and deposits	31,784	21,409
Current inventory	46,262	42,945
Marketable securities	988	1,782
Restricted cash – current	607	633
Derivative assets – current	1,299
Current assets	148,656	127,591
Non-current inventory	141,578	100,543
Restricted cash	14,678	14,963
Exploration and evaluation assets	13,750	171,709
Mineral properties, plant and equipment	497,944	316,911
Deferred tax assets		1,064
Equity accounted investment	7,162
Other assets	15,582	9,092
Total assets	839,350	741,873
Current liabilities
Accounts Payable and Accrued Liabilities Current	67,204	55,065
Current portion of loans and borrowings	61,574	54,704
Other current liabilities	3,145	396
Current liabilities	131,923	110,165
Loans and borrowings	202,475	159,855
Derivative liabilities	56,146	18,861
Non-current portion	29,885	23,546
Other long-term liabilities	5,150	10,596
Deferred tax liabilities	10,712	9,552
Total liabilities	436,291	332,575
Shareholders' equity
Share capital	505,686	491,100
Reserves	27,959	15,402
Deficit	(130,586)	(111,723)
Equity attributable to Equinox Gold shareholders	403,059	394,779
Non-controlling interests		14,519
Total equity	403,059	409,298
Liabilities and Equity	$ 839,350	$ 741,873